CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
COMMUNICATION SERVICES - 20.7%
Diversified Telecommunication Services - 0.6%
GCI Liberty Inc., Class A Shares	66,642	$3,796,595	*
Entertainment - 3.4%
Liberty Media Corp.-Liberty Formula One, Class A Shares	22,828	589,419	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	45,655	1,243,186	*
Lions Gate Entertainment Corp., Class B Shares	90,636	505,749	*
Madison Square Garden Co., Class A Shares	87,516	18,501,758	*
World Wrestling Entertainment Inc., Class A Shares	37,781	1,281,909

Total Entertainment		22,122,021

Interactive Media & Services - 3.2%
Facebook Inc., Class A Shares	31,767	5,298,735	*
Twitter Inc.	657,887	16,157,705	*

Total Interactive Media & Services		21,456,440

Media - 13.5%
AMC Networks Inc., Class A Shares	171,376	4,166,150	*
Comcast Corp., Class A Shares	1,661,492	57,122,095
Discovery Inc., Class A Shares	167,705	3,260,185	*
Discovery Inc., Class C Shares	230,561	4,044,040	*
Liberty Broadband Corp., Class A Shares	22,828	2,442,596	*
Liberty Broadband Corp., Class C Shares	59,353	6,571,564	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	91,311	2,893,646	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	182,622	5,774,508	*
MSG Networks Inc., Class A Shares	192,062	1,959,032	*
ViacomCBS Inc., Class B Shares	102,078	1,430,113

Total Media		89,663,929

TOTAL COMMUNICATION SERVICES		137,038,985

CONSUMER DISCRETIONARY - 0.4%
Internet & Direct Marketing Retail - 0.4%
Qurate Retail Inc., Class A Shares	458,650	2,800,058	*
ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Core Laboratories NV	145,440	1,503,850
National Oilwell Varco Inc.	188,765	1,855,560

Total Energy Equipment & Services		3,359,410

Oil, Gas & Consumable Fuels - 0.4%
Occidental Petroleum Corp.	188,990	2,188,504
Ovintiv Inc.	100,446	271,204

Total Oil, Gas & Consumable Fuels		2,459,708

TOTAL ENERGY		5,819,118

See Notes to Schedule of Investments.

ClearBridge Variable Aggressive Growth Portfolio 2020 Quarterly Report 1

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 1.0%
Capital Markets - 1.0%
Cohen & Steers Inc.	150,750	$6,851,587
HEALTH CARE - 43.8%
Biotechnology - 26.2%
Agios Pharmaceuticals Inc.	64,191	2,277,497	*
Alkermes PLC	158,757	2,289,276	*
Amgen Inc.	217,493	44,092,356
Biogen Inc.	199,721	63,187,730	*
ImmunoGen Inc.	111,935	381,698	*
Ionis Pharmaceuticals Inc.	218,935	10,351,247	*
Ultragenyx Pharmaceutical Inc.	66,748	2,965,614	*
Vertex Pharmaceuticals Inc.	199,471	47,464,124	*
Voyager Therapeutics Inc.	93,273	853,448	*

Total Biotechnology		173,862,990

Health Care Equipment & Supplies - 2.5%
Medtronic PLC	185,304	16,710,715
Health Care Providers & Services - 8.9%
Guardant Health Inc.	50,000	3,480,000	*
UnitedHealth Group Inc.	223,484	55,732,440
Total Health Care Providers & Services		59,212,440
Pharmaceuticals - 6.2%
Allergan PLC	219,628	38,896,119
Bausch Health Cos. Inc.	136,475	2,115,362	*

Total Pharmaceuticals		41,011,481

TOTAL HEALTH CARE		290,797,626

INDUSTRIALS - 5.8%
Aerospace & Defense - 4.1%
L3Harris Technologies Inc.	149,046	26,846,165
Building Products - 1.4%
Johnson Controls International PLC	347,894	9,379,222
Machinery - 0.3%
Pentair PLC	75,602	2,249,916

TOTAL INDUSTRIALS		38,475,303

INFORMATION TECHNOLOGY - 23.7%
Electronic Equipment, Instruments & Components - 2.7%
Dolby Laboratories Inc., Class A Shares	37,594	2,037,970
TE Connectivity Ltd.	257,611	16,224,341
Total Electronic Equipment, Instruments & Components		18,262,311
Semiconductors & Semiconductor Equipment - 8.6%
Broadcom Inc.	141,107	33,456,470

See Notes to Schedule of Investments.

2	ClearBridge Variable Aggressive Growth Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - continued
Cree Inc.	203,269	$7,207,919	*
Intel Corp.	307,119	16,621,280

Total Semiconductors & Semiconductor Equipment		57,285,669

Software - 7.2%
Autodesk Inc.	152,489	23,803,533	*
Cerence Inc.	11,748	180,919	*
Citrix Systems Inc.	116,258	16,456,320
FireEye Inc.	529,616	5,603,337	*
Nuance Communications Inc.	93,984	1,577,052	*

Total Software		47,621,161

Technology Hardware, Storage & Peripherals - 5.2%
Seagate Technology PLC	524,295	25,585,596
Western Digital Corp.	207,213	8,624,205
Total Technology Hardware, Storage & Peripherals		34,209,801

TOTAL INFORMATION TECHNOLOGY		157,378,942

MATERIALS - 0.9%
Metals & Mining - 0.9%
Freeport-McMoRan Inc.	611,064	4,124,682
Nucor Corp.	48,392	1,743,080
TOTAL MATERIALS		5,867,762

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $241,067,934)		645,029,381

	Rate
SHORT-TERM INVESTMENTS - 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market
Fund, Institutional Class	0.266%	13,743,166	13,743,166
Western Asset Premier Institutional U.S. Treasury Reserves,
Premium Shares	0.335%	3,435,791	3,435,791	(a)
TOTAL SHORT-TERM INVESTMENTS (Cost - $17,178,957)			17,178,957
TOTAL INVESTMENTS - 99.8% (Cost - $258,246,891)			662,208,338
Other Assets in Excess of Liabilities - 0.2%			1,062,899

Total Net Assets - 100.0%			$663,271,237

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $3,435,791 and the cost was $3,435,791 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Aggressive Growth Portfolio 2020 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due

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Notes to Schedule of Investments (unaudited) (cont’d)

diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$645,029,381	—	—	$645,029,381
Short-Term Investments†	17,178,957	—	—	17,178,957

Total Investments	$662,208,338	—	—	$662,208,338

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,756,463	$5,629,872	5,629,872	$4,950,544	4,950,544

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$3,712	—	$3,435,791

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